TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX RETIREMENT INCOME FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.2%
23,078,163	TIAA-CREF Bond Index Fund	$248,321,033
	TOTAL FIXED INCOME	248,321,033
INFLATION-PROTECTED ASSETS—10.2%
5,169,103	TIAA-CREF Inflation-Linked Bond Fund	62,752,912
	TOTAL INFLATION-PROTECTED ASSETS	62,752,912
INTERNATIONAL EQUITY—13.7%
2,250,002	TIAA-CREF Emerging Markets Equity Index Fund	27,022,522
2,713,483	TIAA-CREF International Equity Index Fund	57,959,994
	TOTAL INTERNATIONAL EQUITY	84,982,516
SHORT-TERM FIXED INCOME—10.0%
6,296,699	TIAA-CREF Short-Term Bond Index Fund	62,022,487
	TOTAL SHORT-TERM FIXED INCOME	62,022,487
U.S. EQUITY—25.8%
5,083,256	TIAA-CREF Equity Index Fund	159,512,559
	TOTAL U.S. EQUITY	159,512,559

	TOTAL AFFILIATED INVESTMENT COMPANIES	617,591,507
	(Cost $535,089,079)
	TOTAL INVESTMENTS—99.9%	617,591,507
	(Cost $535,089,079)
	OTHER ASSETS & LIABILITIES, NET—0.1%	319,032
	NET ASSETS—100.0%	$617,910,539

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2010 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—40.2%
25,128,542	TIAA-CREF Bond Index Fund	$270,383,111
	TOTAL FIXED INCOME	270,383,111
INFLATION-PROTECTED ASSETS—10.1%
5,638,346	TIAA-CREF Inflation-Linked Bond Fund	68,449,522
	TOTAL INFLATION-PROTECTED ASSETS	68,449,522
INTERNATIONAL EQUITY—13.2%
2,348,451	TIAA-CREF Emerging Markets Equity Index Fund	28,204,891
2,835,572	TIAA-CREF International Equity Index Fund	60,567,818
	TOTAL INTERNATIONAL EQUITY	88,772,709
SHORT-TERM FIXED INCOME—11.7%
7,978,971	TIAA-CREF Short-Term Bond Index Fund	78,592,868
	TOTAL SHORT-TERM FIXED INCOME	78,592,868
U.S. EQUITY—24.8%
5,310,095	TIAA-CREF Equity Index Fund	166,630,784
	TOTAL U.S. EQUITY	166,630,784
	TOTAL AFFILIATED INVESTMENT COMPANIES	672,828,994
	(Cost $555,038,456)
	TOTAL INVESTMENTS—100.0%	672,828,994
	(Cost $555,038,456)
	OTHER ASSETS & LIABILITIES, NET—0.0%	(115,838)
	NET ASSETS—100.0%	$672,713,156

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2015 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—39.5%
43,721,322	TIAA-CREF Bond Index Fund	$470,441,427
	TOTAL FIXED INCOME	470,441,427
INFLATION-PROTECTED ASSETS—8.8%
8,631,551	TIAA-CREF Inflation-Linked Bond Fund	104,787,023
	TOTAL INFLATION-PROTECTED ASSETS	104,787,023
INTERNATIONAL EQUITY—14.9%
4,699,889	TIAA-CREF Emerging Markets Equity Index Fund	56,445,664
5,673,549	TIAA-CREF International Equity Index Fund	121,187,012
	TOTAL INTERNATIONAL EQUITY	177,632,676
SHORT-TERM FIXED INCOME—8.7%
10,505,941	TIAA-CREF Short-Term Bond Index Fund	103,483,522
	TOTAL SHORT-TERM FIXED INCOME	103,483,522
U.S. EQUITY—28.0%
10,627,640	TIAA-CREF Equity Index Fund	333,495,339
	TOTAL U.S. EQUITY	333,495,339

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,189,839,987
	(Cost $957,832,392)
	TOTAL INVESTMENTS—99.9%	1,189,839,987
	(Cost $957,832,392)
	OTHER ASSETS & LIABILITIES, NET—0.1%	1,419,911
	NET ASSETS—100.0%	$1,191,259,898

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2020 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—38.5%
118,729,866	TIAA-CREF Bond Index Fund	$1,277,533,361
	TOTAL FIXED INCOME	1,277,533,361
INFLATION-PROTECTED ASSETS—6.8%
18,500,275	TIAA-CREF Inflation-Linked Bond Fund	224,593,341
	TOTAL INFLATION-PROTECTED ASSETS	224,593,341
INTERNATIONAL EQUITY—16.7%
14,589,857	TIAA-CREF Emerging Markets Equity Index Fund	175,224,187
17,637,622	TIAA-CREF International Equity Index Fund	376,739,610
	TOTAL INTERNATIONAL EQUITY	551,963,797
SHORT-TERM FIXED INCOME—6.7%
22,510,199	TIAA-CREF Short-Term Bond Index Fund	221,725,456
	TOTAL SHORT-TERM FIXED INCOME	221,725,456
U.S. EQUITY—31.3%
33,022,377	TIAA-CREF Equity Index Fund	1,036,242,196
	TOTAL U.S. EQUITY	1,036,242,196

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,312,058,151
	(Cost $2,694,696,036)
	TOTAL INVESTMENTS—100.0%	3,312,058,151
	(Cost $2,694,696,036)
	OTHER ASSETS & LIABILITIES, NET—0.0%	1,478,198
	NET ASSETS—100.0%	$3,313,536,349

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2025 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—35.6%
178,360,116	TIAA-CREF Bond Index Fund	$1,919,154,848
	TOTAL FIXED INCOME	1,919,154,848
INFLATION-PROTECTED ASSETS—4.7%
21,088,771	TIAA-CREF Inflation-Linked Bond Fund	256,017,675
	TOTAL INFLATION-PROTECTED ASSETS	256,017,675
INTERNATIONAL EQUITY—19.1%
27,258,036	TIAA-CREF Emerging Markets Equity Index Fund	327,369,007
32,930,211	TIAA-CREF International Equity Index Fund	703,389,315
	TOTAL INTERNATIONAL EQUITY	1,030,758,322
SHORT-TERM FIXED INCOME—4.7%
25,668,188	TIAA-CREF Short-Term Bond Index Fund	252,831,654
	TOTAL SHORT-TERM FIXED INCOME	252,831,654
U.S. EQUITY—35.8%
61,673,486	TIAA-CREF Equity Index Fund	1,935,313,999
	TOTAL U.S. EQUITY	1,935,313,999

	TOTAL AFFILIATED INVESTMENT COMPANIES	5,394,076,498
	(Cost $4,417,548,715)
	TOTAL INVESTMENTS—99.9%	5,394,076,498
	(Cost $4,417,548,715)
	OTHER ASSETS & LIABILITIES, NET—0.1%	3,585,653
	NET ASSETS—100.0%	$5,397,662,151

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2030 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—31.5%
185,619,192	TIAA-CREF Bond Index Fund	$1,997,262,504
	TOTAL FIXED INCOME	1,997,262,504
INFLATION-PROTECTED ASSETS—2.7%
14,111,977	TIAA-CREF Inflation-Linked Bond Fund	171,319,401
	TOTAL INFLATION-PROTECTED ASSETS	171,319,401
INTERNATIONAL EQUITY—21.9%
36,635,751	TIAA-CREF Emerging Markets Equity Index Fund	439,995,368
44,235,887	TIAA-CREF International Equity Index Fund	944,878,544
	TOTAL INTERNATIONAL EQUITY	1,384,873,912
SHORT-TERM FIXED INCOME—2.7%
17,175,744	TIAA-CREF Short-Term Bond Index Fund	169,181,075
	TOTAL SHORT-TERM FIXED INCOME	169,181,075
U.S. EQUITY—41.1%
82,861,062	TIAA-CREF Equity Index Fund	2,600,180,115
	TOTAL U.S. EQUITY	2,600,180,115

	TOTAL AFFILIATED INVESTMENT COMPANIES	6,322,817,007
	(Cost $5,088,815,738)
	TOTAL INVESTMENTS—99.9%	6,322,817,007
	(Cost $5,088,815,738)
	OTHER ASSETS & LIABILITIES, NET—0.1%	8,460,574
	NET ASSETS—100.0%	$6,331,277,581

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2035 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—27.5%
154,550,141	TIAA-CREF Bond Index Fund	$1,662,959,519
	TOTAL FIXED INCOME	1,662,959,519
INFLATION-PROTECTED ASSETS—0.7%
3,342,050	TIAA-CREF Inflation-Linked Bond Fund	40,572,490
	TOTAL INFLATION-PROTECTED ASSETS	40,572,490
INTERNATIONAL EQUITY—24.6%
39,409,210	TIAA-CREF Emerging Markets Equity Index Fund	473,304,618
47,565,041	TIAA-CREF International Equity Index Fund	1,015,989,268
	TOTAL INTERNATIONAL EQUITY	1,489,293,886
SHORT-TERM FIXED INCOME—0.7%
4,081,417	TIAA-CREF Short-Term Bond Index Fund	40,201,959
	TOTAL SHORT-TERM FIXED INCOME	40,201,959
U.S. EQUITY—46.3%
89,101,294	TIAA-CREF Equity Index Fund	2,795,998,602
	TOTAL U.S. EQUITY	2,795,998,602

	TOTAL AFFILIATED INVESTMENT COMPANIES	6,029,026,456
	(Cost $4,722,971,431)
	TOTAL INVESTMENTS—99.8%	6,029,026,456
	(Cost $4,722,971,431)
	OTHER ASSETS & LIABILITIES, NET—0.2%	9,500,970
	NET ASSETS—100.0%	$6,038,527,426

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2040 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—20.8%
120,570,044	TIAA-CREF Bond Index Fund	$1,297,333,670
	TOTAL FIXED INCOME	1,297,333,670
INTERNATIONAL EQUITY—27.5%
45,247,545	TIAA-CREF Emerging Markets Equity Index Fund	543,423,013
54,601,593	TIAA-CREF International Equity Index Fund	1,166,290,028
	TOTAL INTERNATIONAL EQUITY	1,709,713,041
U.S. EQUITY—51.5%
102,296,219	TIAA-CREF Equity Index Fund	3,210,055,345
	TOTAL U.S. EQUITY	3,210,055,345

	TOTAL AFFILIATED INVESTMENT COMPANIES	6,217,102,056
	(Cost $4,689,768,194)
	TOTAL INVESTMENTS—99.8%	6,217,102,056
	(Cost $4,689,768,194)
	OTHER ASSETS & LIABILITIES, NET—0.2%	10,437,471
	NET ASSETS—100.0%	$6,227,539,527

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2045 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—12.7%
55,804,914	TIAA-CREF Bond Index Fund	$600,460,873
	TOTAL FIXED INCOME	600,460,873
INTERNATIONAL EQUITY—30.3%
37,719,267	TIAA-CREF Emerging Markets Equity Index Fund	453,008,400
45,435,467	TIAA-CREF International Equity Index Fund	970,501,584
	TOTAL INTERNATIONAL EQUITY	1,423,509,984
U.S. EQUITY—56.8%
85,127,876	TIAA-CREF Equity Index Fund	2,671,312,760
	TOTAL U.S. EQUITY	2,671,312,760

	TOTAL AFFILIATED INVESTMENT COMPANIES	4,695,283,617
	(Cost $3,564,832,243)
	TOTAL INVESTMENTS—99.8%	4,695,283,617
	(Cost $3,564,832,243)
	OTHER ASSETS & LIABILITIES, NET—0.2%	7,731,550
	NET ASSETS—100.0%	$4,703,015,167

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2050 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—9.3%
33,587,283	TIAA-CREF Bond Index Fund	$361,399,165
	TOTAL FIXED INCOME	361,399,165
INTERNATIONAL EQUITY—31.4%
32,506,662	TIAA-CREF Emerging Markets Equity Index Fund	390,405,012
39,206,891	TIAA-CREF International Equity Index Fund	837,459,191
	TOTAL INTERNATIONAL EQUITY	1,227,864,203
U.S. EQUITY—59.1%
73,467,482	TIAA-CREF Equity Index Fund	2,305,409,570
	TOTAL U.S. EQUITY	2,305,409,570

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,894,672,938
	(Cost $2,982,386,068)
	TOTAL INVESTMENTS—99.8%	3,894,672,938
	(Cost $2,982,386,068)
	OTHER ASSETS & LIABILITIES, NET—0.2%	7,655,008
	NET ASSETS—100.0%	$3,902,327,946

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2055 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2055 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—8.0%
14,934,033	TIAA-CREF Bond Index Fund	$160,690,192
	TOTAL FIXED INCOME	160,690,192
INTERNATIONAL EQUITY—31.9%
16,984,946	TIAA-CREF Emerging Markets Equity Index Fund	203,989,201
20,469,140	TIAA-CREF International Equity Index Fund	437,220,835
	TOTAL INTERNATIONAL EQUITY	641,210,036
U.S. EQUITY—59.9%
38,356,544	TIAA-CREF Equity Index Fund	1,203,628,364
	TOTAL U.S. EQUITY	1,203,628,364

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,005,528,592
	(Cost $1,601,463,788)
	TOTAL INVESTMENTS—99.8%	2,005,528,592
	(Cost $1,601,463,788)
	OTHER ASSETS & LIABILITIES, NET—0.2%	4,972,778
	NET ASSETS—100.0%	$2,010,501,370

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2060 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2060 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
FIXED INCOME—6.7%
5,586,113	TIAA-CREF Bond Index Fund	$60,106,580
	TOTAL FIXED INCOME	60,106,580
INTERNATIONAL EQUITY—32.3%
7,649,688	TIAA-CREF Emerging Markets Equity Index Fund	91,872,753
9,218,088	TIAA-CREF International Equity Index Fund	196,898,350
	TOTAL INTERNATIONAL EQUITY	288,771,103
U.S. EQUITY—60.7%
17,275,232	TIAA-CREF Equity Index Fund	542,096,794
	TOTAL U.S. EQUITY	542,096,794

	TOTAL AFFILIATED INVESTMENT COMPANIES	890,974,477
	(Cost $763,137,101)
	TOTAL INVESTMENTS—99.7%	890,974,477
	(Cost $763,137,101)
	OTHER ASSETS & LIABILITIES, NET—0.3%	2,252,532
	NET ASSETS—100.0%	$893,227,009

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2065 Fund

	TIAA-CREF LIFECYCLE INDEX FUNDS
	LIFECYCLE INDEX 2065 FUND
	SCHEDULE OF INVESTMENTS (unaudited)
	February 28, 2022
SHARES	SECURITY	VALUE
AFFILIATED INVESTMENT COMPANIES—98.6%a
FIXED INCOME—5.4%
173,724	TIAA-CREF Bond Index Fund	$1,869,274
	TOTAL FIXED INCOME	1,869,274
INTERNATIONAL EQUITY—32.4%
296,181	TIAA-CREF Emerging Markets Equity Index Fund	3,557,130
357,632	TIAA-CREF International Equity Index Fund	7,639,027
	TOTAL INTERNATIONAL EQUITY	11,196,157
U.S. EQUITY—60.8%
670,227	TIAA-CREF Equity Index Fund	21,031,733
	TOTAL U.S. EQUITY	21,031,733

	TOTAL AFFILIATED INVESTMENT COMPANIES	34,097,164
	(Cost $34,379,710)
	TOTAL INVESTMENTS—98.6%	34,097,164
	(Cost $34,379,710)
	OTHER ASSETS & LIABILITIES, NET—1.4%	487,109
	NET ASSETS—100.0%	$34,584,273

a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of February 28, 2022, all of the investments in the Funds were valued based on Level 1 inputs.

A12147-B (4/22)